Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Operating lease right of use asset	$ 4,986		¥ 32,534	$ 753	¥ 4,915	¥ 0
Operating Lease, Liability	4,955		32,330
Operating Lease, Liability, Current	2,714		17,707			0
Operating Lease, Liability, Noncurrent	2,241		¥ 14,623			¥ 0
Operating lease costs	4,970	¥ 32,429
Operating lease expenses	736	4,805
Short term lease costs	$ 4,234	27,624
Operating lease,, weighted average remaining lease term	1 year 10 months 6 days		1 year 10 months 6 days
Operating Lease, Weighted Average Discount Rate, Percent	7.30%		7.30%
Future minimum payments under non cancellable short term leases	$ 2,768		¥ 18,062
Operating lease, impairment loss	$ 127	¥ 826